Note 7 - Commitments and Contingencies (Details Textual) - Licensing Agreement with University of Florida Research Foundation [Member]	Dec. 22, 2011 USD ($)
Royalty Term (Year)	10 years
Annual License Maintenance Fee	$ 10,000
Minimum [Member]
Royalty Fee Percentage of Net Sales	2.50%
Maximum [Member]
Royalty Fee Percentage of Net Sales	5.00%